Financial Instruments and Fair Value Disclosures	12 Months Ended
Sep. 30, 2018
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
7.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks and accounts receivable due from vessel charters. The principal financial liabilities of the Company consist of accounts payable due to suppliers.

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition.

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments.

Derivative financial instruments: The Company is exposed to changes in the spot market rates associated with the deployment of its vessel and its objective is to manage the impact of such changes in its earnings and cash flows. In this respect, during the period from December 13, 2016 to September 30, 2017, the Company engaged in a series of forward freight agreements (FFAs) to manage its exposure to spot market rate fluctuations. The FFAs which had not been renewed upon maturity, were used as economic hedge agreements and did not meet the hedge accounting criteria, therefore, changes in their fair value were recorded in earnings. During the period from December 13, 2016 to September 30, 2017, the Company realized a gain of $475,530 which is separately reflected as “Gain on derivative financial instruments” in the accompanying consolidated statement of comprehensive income. As of September 30, 2018 the Company does not have any derivative instruments in place to manage such fluctuations.